U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.  Name and address of issuer:

Lehman Brothers Funds, Inc.
3 World Financial Center
New York, New York  10285

2. Name of each series or class of funds for which this notice is filed:

Daily Income Fund - Select Shares
Daily Income Fund - CDSC Shares
Municipal Income Fund - Select Shares
Municipal Income Fund - CDSC Shares
New York Municipal Money Market Fund - Select Shares

3.  Investment Company Act File Number:

811-7706

      Securities Act File Number:

33-62312

4.  Last day of fiscal year for which this notice is filed:

November 14, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable
(see Instruction A.6):
Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

122,766,076 shares
$122,766,076
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

0 shares
$0

9. Number and aggregate sale price of securities sold during the fiscal year:

1,066,114,677 shares
$1,066,114,677

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

1,066,114,677 shares
$1,066,114,677

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
(see Instruction B.7):

All shares issued in connection with dividend
reinvestment plans were included in the
securities reported in item 9.
------------------------------------------------------------
---------------------------------------------
12.  Calculation of registration fee:
	( i)	Aggregate sale price of securities sold during
the fiscal
		year in reliance on rule 24f-2 (from Item 10):
	$1,066,114,677
	(ii)	Aggregate price of shares issued in connection
with
		dividend reinvestment plans (from Item 11, if
applicable):	+0
	(iii)	Aggregate price of shares redeemed or
repurchased during
the fiscal year (if applicable)
-$1,066,114,677

	(iv)	Aggregate price of shares redeemed or
repurchased and
		previously applied as a reduction to filing fees
pursuant to
		rule 24e-2 (if applicable):	+0

	( v)	Net aggregate price of securities sold and
issued during
		the fiscal year in reliance on rule 24f-2 [line
(i), plus line
		(ii), less line (iii), plus line (iv)] (if
applicable):	$0

	(vi)	Multiplier prescribed by Section 6(b) of the
Securities Act
		of 1933 or other applicable law or regulation
	x    1
		(see Instruction C.6):	2900

	______________

	(vii)	 Fee due [line (i) or line (v) multiplied by
line (vi)]:	$         0

Instructions:  Issuer should complete lines (ii), (iii),
(iv) and (v) only if the form is
being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).
[ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

------------------------------------------------------------
---------------------------------------------

SIGNATURE
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)



				Michael C. Kardok
				Treasurer
				January 13, 1996




G:\SHARED\LEHMAN\RETAIL\FILINGS\24F-2\1996\FYE\FORM.DOC


G:\SHARED\LEHMAN\RETAIL\FILINGS\24F-2\1996\FYE\FORM.DOC